ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ 21		$ (22)		$ (22)	$ (8)
Income Taxes	(11)		6		5	3
Net Amount	10		(16)		(17)	(5)
Changes in retirement plans’ funded status
Gross Amount	(13)		585		(22)	599
Income Taxes	5		(139)		8	(143)
Net Amount	(8)		446		(14)	456
Foreign currency translation
Gross Amount	(8)		(46)		77	(335)
Income Taxes	0		0		0	0
Net Amount	(8)		(46)		77	(335)
Share of other comprehensive (loss) of entities using the equity method
Gross Amount	1		(33)		(2)	(18)
Income Taxes	0		0		0	0
Net Amount	1		(33)		(2)	(18)
Other comprehensive income (loss)
Gross Amount	1		484		31	238
Income Taxes	(6)		(133)		13	(140)
Other comprehensive income (loss), net of tax	$ (5)	$ 49	$ 351	$ (253)	$ 44	$ 98